UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21172

DWS RREEF Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS RREEF Real Estate Fund, Inc.

	Shares	Value ($)

Common Stocks 111.1%
Real Estate Investment Trusts (“REITs”) 111.1%
Apartments 16.0%
AvalonBay Communities, Inc.	46,300	3,367,399
BRE Properties, Inc.	90,850	2,843,605
Equity Residential	114,950	3,528,965

		9,739,969
Diversified 17.6%
Digital Realty Trust, Inc.	17,750	811,353
Duke Realty Corp.	318,400	3,823,984
Starwood Property Trust, Inc.	175,900	3,561,975
Washington Real Estate Investment Trust	89,350	2,573,280

		10,770,592

Health Care 19.1%
Cogdell Spencer, Inc.	224,550	1,077,840
HCP, Inc.	115,400	3,316,596
Health Care REIT, Inc.	47,500	1,976,950
LTC Properties, Inc.	40,450	972,418
Medical Properties Trust, Inc.	267,490	2,089,097
Senior Housing Properties Trust	116,450	2,225,359

		11,658,260
Hotels 5.8%
Canyon Ranch Holdings LLC (Units) (a)	230,400	483,840
Hospitality Properties Trust	150,950	3,074,852

		3,558,692
Industrial 11.5%
AMB Property Corp.	84,100	1,930,095
Liberty Property Trust	27,034	879,416
ProLogis	352,100	4,197,032

		7,006,543
Office 14.5%
BioMed Realty Trust, Inc.	121,500	1,676,700
Government Properties Income Trust*	33,300	799,533
HRPT Properties Trust	507,521	3,816,558
Kilroy Realty Corp.	93,150	2,583,981

		8,876,772
Regional Malls 7.3%
Simon Property Group, Inc.	64,349	4,467,751
Shopping Centers 14.0%
Inland Real Estate Corp.	340,250	2,980,590
Ramco-Gershenson Properties Trust	48,250	430,390
Regency Centers Corp.	77,300	2,863,965
Weingarten Realty Investors	113,650	2,263,908

		8,538,853
Storage 5.3%
Sovran Self Storage, Inc.	106,538	3,241,951

Total Common Stocks (Cost $62,446,192)		67,859,383
Preferred Stocks 26.8%
Real Estate Investment Trusts 26.8%
Apartments 7.0%
Associated Estates Realty Corp., Series II, 8.7%	183,450	4,285,392
Diversified 1.4%
NorthStar Realty Finance Corp., Series B, 8.25%	68,000	853,400
Health Care 0.9%
LTC Properties, Inc., Series F, 8.0%	24,300	568,620
Shopping Centers 17.5%
Cedar Shopping Centers, Inc., Series A, 8.875%	117,850	2,392,355
Kimco Realty Corp., Series G, 7.75%	51,200	1,246,720
Saul Centers, Inc., Series B, 9.0%	141,200	3,405,744
Urstadt Biddle Properties, Inc., Series C, 8.5%	36,700	3,624,125

		10,668,944

Total Preferred Stocks (Cost $17,889,866)		16,376,356

Cash Equivalents 0.4%
Cash Management QP Trust, 0.18% (b) (Cost $219,369)			219,369	219,369
			% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $80,555,427) †			138.3	84,455,108
Other Assets and Liabilities, Net			(2.3)	(1,384,497)
Preferred Stock, at Liquidation Value			(36.0)	(22,000,000)

Net Assets Applicable to Common Shareholders			100.0	61,070,611

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $83,067,758. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $1,387,350. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,168,622 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,781,272.

(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost	Value ($)	Value as % of Net Assets
Canyon Ranch Holdings LLC	January 2005	5,760,000	483,840	0.8
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
At September 30, 2009, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

1/29/2008 1/29/2018	22,000,000[1]	Fixed — 4.27%	USD – Floating LIBOR BBA	(1,673,091)
Counterparty:
1			UBS Securities LLC
BBA: British Bankers' Association
LIBOR: London InterBank Offered Rate

Investment in Subsidiary

The Fund invests a portion of its assets in a wholly owned subsidiary organized as a corporation under the laws of the State of Delaware (the "Subsidiary"). As of September 30, 2009, the Fund’s Subsidiary only holds limited liability company units of Canyon Ranch Holdings LLC. As of September 30, 2009, the Fund held $483,840 in the Subsidiary, representing 0.8% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Apartments	$ 14,025,361	$ —	$ —	$ 14,025,361
Diversified	11,623,992	—	—	11,623,992
Health Care	12,226,880	—	—	12,226,880
Hotels	3,074,852	—	483,840	3,558,692
Industrial	7,006,543	—	—	7,006,543
Office	8,876,772	—	—	8,876,772
Regional Malls	4,467,751	—	—	4,467,751
Shopping Centers	19,207,797	—	—	19,207,797
Storage	3,241,951	—	—	3,241,951
Short-Term Investments	—	219,369	—	219,369
Total	$ 83,751,899	$ 219,369	$ 483,840	$ 84,455,108

Liabilities
Derivatives(c)	$ —	$ (1,673,091)	$ —	$ (1,673,091)
Total	$ —	$ (1,673,091)	$ —	$ (1,673,091)
(c)	Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining values:

Common Stock and/or Other Equity Investments
Level 3 Reconciliation
Balance as of December 31, 2008	$ 550,420
Realized gains (loss)	(12,025,973)
Change in unrealized appreciation (depreciation)	12,398,607
Amortization premium/discount	-
Net purchase (sales)	(439,214)
Net transfers in (out) of Level 3	-
Balance as of September 30, 2009	$ 483,840
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2009	$ (5,276,160)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ (1,673,091)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009